Notes Payable (Details) - USD ($)												1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 21, 2025	Oct. 22, 2025	Oct. 08, 2025	Oct. 06, 2025	Jul. 31, 2025	Jul. 10, 2025	Jul. 07, 2025	Jun. 18, 2025	Jun. 06, 2025	May 30, 2025	May 10, 2025	Jan. 31, 2026	Dec. 31, 2025	Nov. 21, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2025
Short-Term Debt [Line Items]
Incurred direct costs and closing fees															$ 3,523,380		$ 3,523,380
Amortization Payment															14,681	$ 44,042
Debt closing costs															44,042	44,042
Notes payable
Debt discount													2,099,347				2,099,347	$ 2,275,516
Unpaid accrued interest													20,271,633				20,271,633
Notes Payable, Current													121,915,613		121,254,888		121,915,613
Fair Value Adjustment of Warrants															4,564,500		(209,916,200)
Fair value note payable													9,982,682		$ 9,277,914		$ 9,982,682	0
Debt conversion description				the Company converted both notes to shares of Class A common stock. At the same time, the Company recorded a loss of fair value on the derivatives associated with the $2,000,000 and $4,000,000 notes for $187,396 and $247,386.											The provisions of the notes call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. Upon issuance, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.		The provisions of the notes, call for the conversion of the notes to shares at a discount to the 5-day VWAP (volume weighted average price) of shares upon issuance. As a result, the Company recorded the fair value for this conversion feature (a derivative) of $187,396 and $247,386 for the $2,000,000 and $4,000,000 notes, respectively.
Accrued interest	$ 140,000														$ 34,293,244		$ 29,030,990	10,812,055
Convertible Notes Payable																			$ 100,000,000
Unrealized loss on derivative asset																	(16,156,071)
Repayments of notes payable																	37,740
Cumulative interest expense															81,531,309		78,787,171	67,066,342
Debt closing costs													176,169				176,169	176,169
Note payable gross													112,580,000				112,580,000	112,580,000
Recognized loss																	551,229	$ 0
XCF and Helena [Member]
Short-Term Debt [Line Items]
Proceeds from other debt					$ 2,249,381
Unrealized loss on derivative asset																	16,156,071
XCF [Member]
Short-Term Debt [Line Items]
Share assign during period (in Shares)	240,000		480,000											720,000
Share Based Compensation Award Tranche [Member]
Short-Term Debt [Line Items]
Face amount													56,290,000				56,290,000
Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Face amount													45,032,000				45,032,000
Share-Based Payment Arrangement, Tranche Two [Member]
Short-Term Debt [Line Items]
Face amount													$ 11,258,000				11,258,000
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value																	$ 235,044,278
Helena [Member]
Short-Term Debt [Line Items]
Number of shares sold (in Shares)								783,501
Cash proceeds from issue of share								$ 2,400,000
GNCU Loan [Member]
Short-Term Debt [Line Items]
Bear interest, percentage													2.00%				2.00%	7.00%
Maturity date															Dec. 06, 2037
Notes payable													$ 112,580,000		$ 112,580,000		$ 112,580,000
Debt discount													2,099,347		2,055,305		2,099,347
Unpaid accrued interest													$ 20,266,902		22,565,770		20,266,902
Interest expense															2,744,138	2,955,225
Interest expense																	$ 11,720,829	$ 8,550,804
GNCU Loan [Member] | Share Based Compensation Award Tranche [Member]
Short-Term Debt [Line Items]
Face amount															56,290,000
GNCU Loan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Face amount															$ 45,032,000
Bear interest, percentage															2.00%
GNCU Loan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Short-Term Debt [Line Items]
Face amount															$ 11,258,000
Bear interest, percentage															7.00%
Note 1 USD A Guaranteed [Member]
Short-Term Debt [Line Items]
Interest rate													9.25%		8.75%		9.25%	10.00%
Note 2 USD A Guaranteed [Member]
Short-Term Debt [Line Items]
Interest rate													14.25%		13.75%		14.25%	15.00%
Several Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Interest expense															$ 36,932	190,676	$ 309,746	$ 0
Fair Value Adjustment of Warrants															16,802	45,000	89,865	0
Fair value note payable													$ 589,865		606,667		589,865
Narrow Road Capital Ltd [Member]
Short-Term Debt [Line Items]
Face amount											$ 700,000
Fair Value Adjustment of Warrants															35,641	0
Fair value note payable													1,251,229		1,286,870		1,251,229
Net proceeds from convertible debt											$ 140,000
Debt conversion description											September 30, 2025, or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations.
Gregory Segars Cribb [Member]
Short-Term Debt [Line Items]
Face amount											$ 250,000
Interest expense															34,504	$ 0	152,181	0
Fair value note payable													402,181		367,677		402,181
Net proceeds from convertible debt											$ 50,000
Debt conversion description											an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations.
New XCFXC FR and all Soule [Member]
Short-Term Debt [Line Items]
Notes payable	$ 6,480,632								$ 1,200,000				2,400,000	$ 6,480,632	2,400,000		2,400,000
Proceeds from other debt						$ 2,249,381
Unrealized loss on derivative asset																	16,156,071
Derivative assets													0		0		0
Debt discount															400,000		400,000
New XCFXC FR and all Soule [Member] | XCF and Helena [Member]
Short-Term Debt [Line Items]
Unrealized loss on derivative asset															97,443		97,443
Gain loss related to litigation settlement															1,316,827		1,316,827
New XCFXC FR and all Soule [Member] | Helena [Member]
Short-Term Debt [Line Items]
Face amount										$ 2,000,000
Convertible Notes Payable										$ 400,000
Debt Instrument, Description										the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note. As disclosed above with respect to the Helena Note, in connection with the issuance of the Helena Note, Soule agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena.
Conversion shares (in Shares)										2,840,000
Polar Note [Member]
Short-Term Debt [Line Items]
Notes payable									1,200,000
Polar Note [Member] | Fair Value, Inputs, Level 3 [Member] | Loan Payable To Related Party Polar [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value									6,480,632
Skyfall Capital Ltd [Member]
Short-Term Debt [Line Items]
Face amount		$ 560,000
Interest rate		12.00%
Debt discount		$ 60,000
Fair Value Adjustment of Warrants															44,319		1,064
Fair value note payable													540,066		117,587		540,066
Proceeds from other debt		500,000
Repayments of notes payable												$ 423,812	18,870
YBR Advisors Inc [Member]
Short-Term Debt [Line Items]
Face amount		$ 560,000
Interest rate		12.00%
Debt discount		$ 60,000
Fair Value Adjustment of Warrants															44,319		1,064
Fair value note payable													540,066		117,587		540,066
Proceeds from other debt		$ 500,000
Repayments of notes payable												$ 423,812	18,870
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Fair value note payable															41,682
Acquisitions and issuance on liabilities fair value									6,480,632								6,480,632
Acquisitions and issuance on liabilities fair value									$ 5,042,024				1,438,609		1,480,291		1,438,609
Miscellaneous Notes [Member]
Short-Term Debt [Line Items]
Notes Payable, Current																			1,981,084
Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Notes Payable, Current																			$ 1,964,282
[custom:AssumptionOfInterestPayable]															806,384		769,452
Cohen And Company Securities LLC [Member]
Short-Term Debt [Line Items]
Face amount													$ 5,220,666		5,301,235		5,220,666
Amortization Payment							$ 343,750
Converted promissory note							$ 5,500,000
Converted interest percentage							10.00%
Gain fair value adjustments															$ 80,569		$ 279,334	$ 0
Legacy XCF [Member] | Narrow Road Capital Ltd [Member]
Short-Term Debt [Line Items]
Debt conversion description											September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations.
Legacy XCF [Member] | Gregory Segars Cribb [Member]
Short-Term Debt [Line Items]
Debt conversion description											September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations.
Legacy XCF [Member] | New XCFXC FR and all Soule [Member] | Helena [Member]
Short-Term Debt [Line Items]
Debt Instrument, Description										the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note. As disclosed above with respect to the Helena Note, in connection with the issuance of the Helena Note, Soule agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena.
Minimum [Member]
Short-Term Debt [Line Items]
Interest rate													8.00%				8.00%
Minimum [Member] | Several Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Interest rate															8.00%
Maximum [Member] | Several Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage													12.00%		12.00%		12.00%
Common Class A [Member]
Short-Term Debt [Line Items]
Debt conversion description				the Company converted both notes to shares of Class A common stock. At the same time, the Company recorded a loss of fair value on the derivatives associated with the $2,000,000 and $4,000,000 notes for $187,396 and $247,386, respectively.
Issuance of shares	$ 102,233		$ 68,214
Number of shares sold (in Shares)															17,350,000
Common Class A [Member] | Cohen And Company Securities LLC [Member]
Short-Term Debt [Line Items]
Fair value							$ 4,796,223